Stockholders’ Equity / (Deficit) (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 10, 2023	Apr. 15, 2024	Mar. 28, 2024	Dec. 22, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2021	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023	Dec. 26, 2023	Oct. 12, 2023	Sep. 12, 2023	Sep. 08, 2023	Jul. 26, 2023	Jul. 07, 2023	Jun. 12, 2023	Apr. 06, 2023	Mar. 24, 2023	Mar. 23, 2023	Feb. 08, 2023	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Shares authorized					501,000,000			501,000,000		501,000,000
Common stock, shares designated					500,000,000			500,000,000		500,000,000
Common stock, par value					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized					1,000,000			1,000,000		1,000,000	1,000,000
Preferred stock, par value (in dollars per share)					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued					2,670,286			2,670,286		2,636,508	2,580,159
Common stock, shares outstanding					2,670,286			2,670,286		2,636,508	2,580,159
Warrants outstanding (in shares)										65,671
Proceeds from exercise of warrants									$ 282,000	$ 291,000	$ 9,059,000
Share-Based Payment Arrangement, Option [Member]
Class of Warrant or Right [Line Items]
Vesting on graded basis								4 years		4 years
Compensation cost					$ 100,000	$ 700,000		$ 200,000	1,400,000	$ 1,600,000	3,300,000
Unrecognized compensation cost					100,000			$ 100,000		$ 400,000
Restricted Stock Units (RSUs) [Member]
Class of Warrant or Right [Line Items]
Vesting on graded basis								4 years		6 months
Compensation cost					$ 100,000	$ 1,400,000		$ 300,000	2,700,000
Number of shares, right to receive (in shares)								1
Restricted Stock Unit Agreement vesting term								1 year
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)										735,069														735,069
Exercise price of warrant (in dollars per share)							$ 345.00			$ 345.00														$ 345.00
Proceeds from exercise of warrants							$ 262,177,000
Warrant redemption price (in dollars per share)					$ 0.01			$ 0.01		$ 0.01
Notice period to redeem warrants								30 days		30 days
Share price (in dollars per share)					$ 540,000			$ 540,000		$ 540
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)					813,314			813,314		813,314
Purchase Agreement [Member] | Lincoln Park [Member]
Class of Warrant or Right [Line Items]
Ownership percentage	9.99%
Gunnar Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Actual fees and expenses				$ 25,000,000
Lincoln Park [Member]
Class of Warrant or Right [Line Items]
Common stock, shares issued															314,696
Lincoln Park [Member] | Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Number of stock sold	$ 50,000,000
Term	36 months
Share issued	21,186
Commitment fee	$ 30,000.00
Legal fees	$ 200,000
Number of share purchase										293,509
Sale of stock, consideration received on transaction										$ 5,500,000
Discount on the issuance of common stock										300,000
Lincoln Park [Member] | At The Market Offering Agreement [Member]
Class of Warrant or Right [Line Items]
Number of stock sold									$ 56,349	$ 56,727,000	176,323,000
Interest rate										3.00%
H.C. Wainwright & Co., LLC [Member]
Class of Warrant or Right [Line Items]
Common stock, shares issued		31,373	24,976										176,323
Proceeds from sale of common stock		$ 200,000	$ 100,000
H C Wainwright And Co. L L C [Member]
Class of Warrant or Right [Line Items]
Common stock, shares issued		31,751
Proceeds from sale of common stock		$ 200,000
Purchasers [Member] | Gunnar Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Interest rate				9.00%
Securities purchase agreement description				Company agreed to issue and sell, in a public offering, directly to the Purchasers (the “Registered Direct Offering”), 333,333 shares of common stock. The purchase price per share of Common Stock was $6.00, resulting in gross proceeds of $2,000,000 and net proceeds of approximately $1.8 million, after deducting estimated expenses payable by the Company associated with the Registered Direct Offering.
Equity Incentive Plan 2021 [Member]
Class of Warrant or Right [Line Items]
Common stock, shares issued												333,333		226		5,200	1,875	2,151	4,301	2,958	38	1,687	13,448
Maximum number of shares of stock					569,273			569,273		569,306
Equity Incentive Plan 2021 [Member] | Restricted Stock Units (RSUs) [Member]
Class of Warrant or Right [Line Items]
Vesting on graded basis										4 years
Compensation cost										$ 3,200,000	$ 6,600,000,000
Unrecognized compensation cost					$ 200,000			$ 200,000		$ 600,000
Number of shares, right to receive (in shares)										1
Restricted Stock Unit Agreement vesting term										1 year